Offsets	Mar. 23, 2026 USD ($) shares
Offset: 1
Offset Payment:
Offset Claimed	true
Rule 457(p) Offset	true
Registrant or Filer Name	Battalion Oil Corp
Form or Filing Type	S-3
File Number	333-263707
Initial Filing Date	Mar. 18, 2022
Fee Offset Claimed	$ 4,470.67
Security Type Associated with Fee Offset Claimed	Equity
Security Title Associated with Fee Offset Claimed	Unallocated (Universal Shelf)
Unsold Securities Associated with Fee Offset Claimed | shares	200,000,000
Termination / Withdrawal Statement	The registrant previously paid $18,540 in registration fees in connection with the $200,000,000 of securities previously registered under the Registrant's Prior S-3, which was initially filed with the Commission on March 18, 2022, and declared effective by the Commission on May 19, 2022. The Prior S-3 was withdrawn on March 24, 2023. Of the $200,000,000 of securities registered on the Prior S 3, $200,000,000 of the securities remained unsold. Pursuant to Rule 457(p) under the Securities Act, the Registrant is offsetting the registration fee due under this registration statement by $4,470.67, which represents a portion of the registration fee relating to the unsold securities (which totals $18,540) previously paid in connection with the Prior S-3. Accordingly, no registration fee is due upon the filing of this Registration Statement.
Offset: 2
Offset Payment:
Offset Claimed	false
Rule 457(p) Offset	true
Registrant or Filer Name	Battalion Oil Corp
Form or Filing Type	S-3
File Number	333-263707
Filing Date	Mar. 18, 2022
Fee Paid with Fee Offset Source	$ 4,470.67